SPECIAL (GAINS) AND CHARGES	12 Months Ended
Dec. 31, 2019
SPECIAL (GAINS) AND CHARGES

3. SPECIAL (GAINS) AND CHARGES

Special (gains) and charges reported on the Consolidated Statement of Income included the following:

(millions)	2019	2018	2017
Cost of sales
Restructuring activities	$20.4	$5.4	$4.6
Acquisition and integration activities	7.6	(0.6)	13.2
Other	10.5	-	-
Cost of sales subtotal	38.5	4.8	17.8

Special (gains) and charges
Restructuring activities	93.2	75.9	39.9
Acquisition and integration activities	5.6	8.8	15.4
Gain on sale of business	-	-	(46.1)
Venezuela related gain	-	-	(2.8)
Other	21.4	28.0	(1.4)
Special (gains) and charges subtotal	120.2	112.7	5.0

Operating income subtotal	158.7	117.5	22.8

Interest expense, net	0.2	0.3	21.9
Other (income) expense	9.5	-	-

Total special (gains) and charges	$168.4	$117.8	$44.7

For segment reporting purposes, special (gains) and charges are not allocated to reportable segments, which is consistent with the Company’s internal management reporting.

Restructuring Activities

Restructuring activities in 2019 and 2018 are primarily related to Accelerate 2020 (described below). Restructuring activities have been included as a component of both cost of sales and special (gains) and charges on the Consolidated Statement of Income. Restructuring liabilities have been classified as a component of other current and other noncurrent liabilities on the Consolidated Balance Sheet.

Accelerate 2020

During the third quarter of 2018, the Company formally commenced a restructuring plan Accelerate 2020 (“the Plan”), to leverage technology and systems investments and organizational changes. During the first quarter of 2019, the Company raised its goals for the Plan to simplify and automate processes and tasks, reduce complexity and management layers, consolidate facilities and focus on key long-term growth areas by leveraging technology and structural improvements. The Company expects that the restructuring activities will be completed by the end of 2020, with anticipated costs of $215 million ($165 million after tax) over this period of time. Costs are expected to be primarily cash expenditures for severance costs and some facility closure costs relating to team reorganizations. Actual costs may vary from these estimates depending on actions taken.

The Company recorded restructuring charges of $113.0 million ($86.5 million after tax) and $84.4 million ($64.3 million after tax) in 2019 and 2018, respectively, primarily related to severance. Of these expenses, $2.0 million ($1.5 million after tax) is recorded in other income expense and related to pension settlements and curtailments. The liability related to this Restructuring Plan was $95.5 million and $60.6 million as of December 31, 2019 and 2018, respectively. The Company has recorded $197.4 million ($150.8 million after tax) of cumulative restructuring charges under the Plan.

Restructuring activity related to the Plan since inception of the underlying actions includes the following:

	Employee
	Termination	Asset
(millions)	Costs	Disposals	Other	Total
2018 Activity
Recorded expense	$80.2	$-	$4.2	$84.4
Net cash payments	(22.2)	-	(1.1)	(23.3)
Non-cash charges	-	-	-	-
Effect of foreign currency translation	(0.5)	-	-	(0.5)
Restructuring liability, December 31, 2018	57.5	-	3.1	60.6

2019 Activity
Recorded expense	102.3	0.2	10.5	113.0
Net cash payments	(65.3)	1.2	(10.1)	(74.2)
Non-cash charges	-	(1.4)	(2.0)	(3.4)
Effect of foreign currency translation	(0.5)	-	-	(0.5)
Restructuring liability, December 31, 2019	$94.0	$-	$1.5	$95.5

Other Restructuring Activities

During 2019, the Company incurred restructuring charges of $4.1 million ($3.3 million after tax) related to an immaterial restructuring plan. The charges are comprised of severance, facility closure costs, including asset disposals and consulting fees. Prior to 2018, the Company engaged in a number of restructuring plans. During 2017, the Company commenced restructuring and other cost-saving actions in order to streamline operations. These actions include a reduction of the Company’s global workforce, as well as asset disposals and lease terminations. Actions were substantially completed in 2017. The Company also has restructuring plans that commenced prior to 2016. During 2019, net restructuring gains related to prior year plans were $1.5 million ($1.1 million after tax). During 2018, net restructuring gains related to prior year plans were $3.1 million ($2.4 million after tax). The gains recorded were due to finalizing estimates upon completion of projects. During 2017, the Company recorded restructuring charges of $44.5 million ($32.3 million after tax).

The restructuring liability balance for all plans excluding Accelerate 2020 was $7.7 million and $14.9 million as of December 31, 2019 and 2018, respectively. The reduction in liability was driven primarily by severance payments. The remaining liability is expected to be paid over a period of a few months to several quarters and will continue to be funded from operating activities. Cash payments during 2019 related to these restructuring plans were $8.3 million.

Acquisition and integration related costs

Acquisition and integration costs reported in special (gains) and charges on the Consolidated Statement of Income in 2019 include $5.6 million ($4.1 million after tax). Charges are related to the Bioquell, PLC (“Bioquell”) and the Laboratoires Anios (“Anios”) acquisition and consist of integration costs, advisory and legal fees. Acquisition and integration costs reported in product and equipment cost of sales on the Consolidated Statement of Income in 2019 include $7.6 million ($5.6 million after tax) and are related to recognition of fair value step-up in the Bioquell inventory and facility closure costs. In conjunction with its acquisitions, the Company incurred $0.2 million ($0.1 million after tax) of interest expense in 2019.

During 2018, acquisition and integration costs reported in special (gains) and charges on the Consolidated Statement of Income included $8.8 million ($6.1 million after tax). Charges are primarily related to Anios integration costs, advisory and legal fees. The acquisition and integration gain reported in product and equipment cost of sales on the Consolidated Statement of Income in 2018 relate to changes in estimates related to an early lease exit. In conjunction with its acquisitions, the Company incurred $0.3 million ($0.2 million after tax) of interest expense in 2018.

During 2017, acquisition and integration costs reported in special (gains) and charges on the Consolidated Statement of Income included $15.4 million ($9.9 million after tax) of acquisition costs, advisory and legal fees, and integration charges for the Anios and Swisher acquisitions. Acquisition and integration costs reported in cost of sales on the Consolidated Statement of Income in 2017 included $13.2 million ($8.6 million after tax) related primarily to disposal of excess inventory upon the closure of Swisher plants, accelerated rent expense, and amounts related to recognition of fair value step up in the Anios inventory. Further information related to the Company’s acquisitions is included in Note 4.

Gain on sale of business

During 2017, the Company disposed of the Equipment Care business and recorded a gain of $46.1 million ($12.4 million after tax primarily due to non-deductible goodwill) net of working capital adjustments, costs to sell and other transaction expenses. The gain has been included as a component of special (gains) and charges on the Consolidated Statement of Income.

Venezuela related activities

Effective as of the end of the fourth quarter of 2015, the Company deconsolidated its Venezuelan subsidiaries. The Company recorded gains due to U.S. dollar cash recoveries of intercompany receivables written off at the time of deconsolidation of $2.8 million ($1.7 million after tax) in 2017. No such gains occurred in 2019 or 2018.

Other

During 2019, the Company recorded other special charges of $21.4 million ($16.2 million after tax) which primarily related to legal charges partially offset by a litigation settlement. Other special charges reported in product and equipment cost of sales on the Consolidated Statement of Income in 2019 of $10.5 million ($7.1 million after tax) relate to a Healthcare product recall in Europe.

During 2018, the Company recorded other special charges of $28.0 million ($21.2 million after tax) which primarily consisted of a $25.0 million ($18.9 million after tax) commitment to the Ecolab Foundation. Other charges, primarily litigation related charges, were minimal and have been included as a component of special (gains) and charges on the Consolidated Statement of Income.

During 2017, the Company recorded other gains of $1.4 million ($0.7 million after tax), primarily related to litigation recoveries. These recoveries have been included as a component of special (gains) and charges on the Consolidated Statement of Income.

Other (Income) Expense

During 2019, the Company recorded other expense of $9.5 million ($7.2 million after tax) related to pension curtailments and settlements due to the ChampionX separation and Accelerate 2020, respectively, as discussed further above. These charges have been included as a component of other income expense on the Consolidated Statement of Income.

Interest Expense, net

During 2019 and 2018, an immaterial amount of interest expense was recorded due to acquisition and integration costs.

During 2017, in anticipation of U.S. tax reform and a potential limit on interest deductibility in future years, the Company entered into transactions to exchange or retire certain long-term debt, and incurred debt exchange and extinguishment charges of $21.9 million ($13.6 million after tax). This charge has been included as a component of interest expense, net on the Consolidated Statement of Income.